Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Computation of Earnings Per Share

Earnings per share are computed as follows:

	2016	2015

Income available to Common shareholders:

Net income from continuing operations	$2,074	$1,940
(Income) loss from continuing operations attributable to non-controlling interests	(43)	6

Net income attributable to Magna International Inc. from continuing operations	2,031	1,946
Income from discontinued operations, net of tax	—	67

Net income attributable to Magna International Inc.	$2,031	$2,013

Weighted average shares outstanding:

Basic	391.0	407.5
Adjustments
Stock options and restricted stock [a]	2.2	5.2

Diluted	393.2	412.7

[a]	Diluted earnings per Common Share exclude 3.4 million [2015 – 0.9 million] Common Shares issuable under the Company’s Incentive Stock Option Plan because these options were not “in-the-money”.

Schedule of Earnings Per Common Share

Earnings per Common Share:

	2016	2015

Basic:
Continuing operations	$5.19	$4.78
Discontinued operations	—	0.16

Attributable to Magna International Inc.	$5.19	$4.94

Diluted:
Continuing operations	$5.16	$4.72
Discontinued operations	—	0.16

Attributable to Magna International Inc.	$5.16	$4.88